UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2009

Check here if Amendment           |_|; Amendment Number: _____
This Amendment (Check only one.): |_| is a restatement.
                                  |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Expo Capital Management, LLC
Address: 11111 Santa Monica Blvd.
         Suite 770
         Los Angeles, CA 90025

Form 13F File Number: 28-12799

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Andrew Bzura
Title:   Chief Operating Officer
Phone:   310-201-7911

Signature, Place, and Date of Signing:

/s/ Andrew Bzura                 Los Angeles, CA              February 12, 2010
---------------------  ------------------------------------   -----------------
[Signature]                      [City, State]                     [Date]

Report Type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                                    FORM 13F
                                  SUMMARY PAGE

Report Summary:

Number of Other Included Managers:             0

Form 13F Information Table Entry Total:        29

Form 13F Information Table Value Total:        $187,664 (thousands)

List of Other Included Managers:               None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

Expo Capital Management LLC
December 31, 2009

                           Form 13F Information Table

                                                            VALUE     SHRS OR   SH/  PUT/  INVESTMENT   OTHER      VOTING AUTHORITY
NAME OF ISSUER                  TITLE OF CLASS    CUSIP    (x$1000)   PRN AMT   PRN  CALL  DISCRETION  MANAGERS   SOLE   SHARED NONE
------------------------------------------------------------------------------------------------------------------------------------
AETNA INC                       COM             00817Y108   $5,548    175,000   SH            Sole              175,000
ALEXION PHARMACEUTICALS INC     COM             015351109   $7,811    160,000   SH            Sole              160,000
ALLERGAN INC                    COM             018490102   $7,561    120,000   SH            Sole              120,000
AMERICAN MED SYS HLDGS INC      COM             02744M108   $7,041    365,000   SH            Sole              365,000
AMERIGROUP CORP                 COM             03073T102   $7,144    265,000   SH            Sole              265,000
AMGEN INC                       COM             031162100   $5,657    100,000   SH            Sole              100,000
CENTENE CORP                    COM             15135B101   $7,410    350,000   SH            Sole              350,000
CEPHALON INC                    COM             156708109   $6,554    105,000   SH            Sole              105,000
CONCEPTUS INC                   COM             206016107   $6,847    365,000   SH            Sole              365,000
CUBIST PHARMACEUTICALS INC      COM             229678107   $5,691    300,000   SH            Sole              300,000
EDWARDS LIFESCIENCES CORP       COM             28176E108   $5,645     65,000   SH            Sole               65,000
ENDO PHARMACEUTICALS HLDGS INC  COM             29264F205   $6,156    300,000   SH            Sole              300,000
EXELIXIS INC                    COM             30161Q104   $5,712    775,000   SH            Sole              775,000
HMS HLDGS CORP                  COM             40425J101   $7,304    150,000   SH            Sole              150,000
HUMANA INC                      COM             444859102   $5,486    125,000   SH            Sole              125,000
INCYTE CORP                     COM             45337C102   $6,605    725,000   SH            Sole              725,000
MEDICIS PHARMACEUTICAL CORP     CL A NEW        584690309   $6,763    250,000   SH            Sole              250,000
MYRIAD GENETICS INC             COM             62855J104   $8,479    325,000   SH            Sole              325,000
OSI PHARMACEUTICALS INC         COM             671040103   $6,212    200,000   SH            Sole              200,000
PERKINELMER INC                 COM             714046109   $6,692    325,000   SH            Sole              325,000
SALIX PHARMACEUTICALS LTD       COM             795435106   $7,617    300,000   SH            Sole              300,000
SHIRE PLC                       Sponsored ADR   82481R106   $6,457    110,000   SH            Sole              110,000
SONOSITE INC                    COM             83568G104   $5,908    250,000   SH            Sole              250,000
UNITEDHEALTH GROUP INC          COM             91324P102   $5,334    175,000   SH            Sole              175,000
WATERS CORP                     COM             941848103   $5,576     90,000   SH            Sole               90,000
WATSON PHARMACEUTICALS INC      COM             942683103   $7,328    185,000   SH            Sole              185,000
WELLPOINT INC                   COM             94973V107   $5,829    100,000   SH            Sole              100,000
WRIGHT MED GROUP INC            COM             98235T107   $5,682    300,000   SH            Sole              300,000
ZIMMER HLDGS INC                COM             98956P102   $5,615     95,000   SH            Sole               95,000